Strategic Investment in Prismo Metals Inc. and Intangible Assets - Disclosure of level 2 fair value measurement of discount for lack of marketability (Details) - Level 2 Fair Value Measurement [Member]
		12 Months Ended
	Jan. 06, 2023	Apr. 30, 2023
Market price closing date 06-Jul-23 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	10.60%	8.90%
Market price closing date 06-Jan-24 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	15.90%	22.10%
Market price closing date 06-July-24 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	18.00%	27.50%
Market price closing date 06-Jan-25 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	20.40%	30.00%
Prismo Metals Inc. [Member] | Market price closing date 06-Jul-23 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	21.30%
Prismo Metals Inc. [Member] | Market price closing date 06-Jan-24 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	28.10%
Prismo Metals Inc. [Member] | Market price closing date 06-July-24 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	30.10%
Prismo Metals Inc. [Member] | Market price closing date 06-Jan-25 [Member]
Disclosure Of Intangible Assets Line Items
DLOM	31.40%